Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash flow from Operating Activities
Net loss	$ (2,708,926)	$ (2,731,326)
Adjustments to reconcile net loss to net cash used in operations:
Amortization and depreciation	106,423	117,314
Asset impairment	159,597	55,996
Bad debt allowance	156,091	$ 16,500
Amortization of deferred financing fees	$ 47,961
Financing fee paid with shares		$ 26,000
(Gain) loss on sale of assets	$ (3,838)	$ 31,764
Reduction of long-term note for services	92,800
Shares and options issued for services	871,581	$ 333,999
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	2,196	(134,216)
Decrease in prepaid expenses	22,806	19,777
Decrease (increase) in inventories	24,369	(10,767)
Decrease (increase) in other assets	9,550	(5,184)
(Decrease) increase in accounts payable and accrued expenses	(127,970)	482,169
Net Cash Used in Operating Activities	$ (1,347,360)	(1,797,974)
Cash flow to Investing Activities
Proceeds from note receivable		5,292
Proceeds from disposal of asset	$ 6,736	18,000
Purchase of property and equipment	(76,868)	(14,089)
Acquisition of intangible assets	(8,576)	(36,706)
Net Cash Used in Investing Activities	(78,708)	$ (27,503)
Cash Flow from Financing Activities
Proceeds from loans, net of finance costs	913,770
Repayment of loans payable	(55,949)
Net Cash Provided by Financing Activities	1,807,821	$ 100,000
Increase (Decrease) in Cash	381,753	(1,725,477)
Cash - Beginning of Period	49,517	1,774,994
Cash - End of Period	431,270	49,517
Non-cash Financing and Investing Activities:
Shares issued for services, prepaid expenses and debt settlement	881,581	509,166
Supplemental Disclosures:
Interest paid	$ 13,296	$ 3,129
Income taxes paid